SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

9.     SHARE CAPITAL

a)    Authorized, Issued and Outstanding shares

The Company is authorized to issue an unlimited number of common shares without par value.

In May 2019, the Company consolidated its issued and outstanding common shares on the basis of two (2) pre-consolidation common shares for each one (1) post-consolidation common share (the “Share Consolidation”). As a result of the Share Consolidation, the 215,896,670 pre-consolidation shares were consolidated to 107,948,351 post-consolidation shares. The exercise price and the number of common shares issuable under the Company’s stock option plan and share purchase warrants were proportionately adjusted based on the ratio of the Share Consolidation. All comparative information has been adjusted to reflect the Share Consolidation.

During the year ended December 31, 2019, the Company issued 125,205 common shares for $0.7 million in share-based compensation based on a weighted average share price of $5.36. During the year ended December 31, 2018, the Company issued 168,335 common shares for $0.6 million in share-based compensation based on a $3.30 share price.

b)    Share Purchase Warrants

A listing of the Company’s outstanding warrants as at December 31, 2019 and 2018 are presented below:

	Exercise Price
Number outstanding	US$	Expiry Date
5,000,000	$1.56	July 8, 2021
3,250,000	$2.41	July 8, 2021
5,000,000	$2.41	December 23, 2021
5,000,000	$3.28	June 29, 2023
18,250,000

c)    Share Based Payments – Share Option Plan

The Company adopted a stock option and compensation share plan (the “Plan”), which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, either, (i) common shares of the Company or (ii) non-transferable stock options to purchase common shares of the Company, each set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the option is granted or the common share is issued. Under the Plan, the aggregate number of common shares of the Company reserved for issuance is 7,500,000 common shares. If any option granted under the Plan expires or terminates for any reason in accordance with the terms of the Plan without being exercised, that option shall again be available for the purpose of the Plan. All stock options and incentive shares issued under the Plan vest over a period determined by the Board of Directors. Incentive stock options issued under the Plan expire up to five years after issuance.

The following table summarizes stock options which were outstanding and exercisable as at December 31, 2019 and 2018 and changes during the years then ended:

	Options	Weighted average
	Outstanding	exercise price per option
	#	$
Balance at December 31, 2017	2,716,903	1.88
Granted	906,565	3.30
Exercised	(192,000)	1.08
Forfeited	(229,950)	2.81
Cancelled	(25,000)	1.08
Balance at December 31, 2018	3,176,518	2.28
Granted	1,211,565	5.38
Exercised	(508,964)	1.62
Forfeited	(45,000)	5.18
Balance at December 31, 2019	3,834,119	3.31

Options which have vested and are exercisable as at December 31, 2019	2,216,772	2.21

A summary of the Company’s outstanding stock options as at December 31, 2019 are presented below:

Number outstanding	Exercise Price	Expiry Date
887,500	$1.08	July 11, 2021
722,408	$2.80	April 28, 2022
156,081	$2.80	June 1,2022
901,565	$3.30	May 31, 2023
848,252	$5.18	April 3, 2024
50,000	$6.48	August 1, 2024
268,313	$5.83	December 12,2024
3,834,119

The following are the weighted average assumptions used in the BSM to estimate the fair value of stock options granted for the years ended December 31, 2019 and 2018:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk-free interest rate	1.6%	2.1%
Expected volatility	47%	51%
Expected life	3 years	3 years
Expected dividend yield	0.2%	Nil

The weighted-average common share price, at the time of exercise, for the options that were exercised during the year ended December 31, 2019 was $5.48 per share (2018: $3.32 per share). The weighted average remaining contractual life of the options as at December 31, 2019 was 3.0 years (2018: 3.3 years).

d)    Share Based Payments — RSU Plan

The Company adopted a RSU Plan, which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable RSUs. Each RSU is set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the RSU is granted. Under the RSU Plan, the aggregate number of common shares of the Company reserved for issuance is 3,000,000 common shares. If any RSU granted under the RSU Plan expires or terminates for any reason in accordance with the terms of the RSU Plan without vesting, that RSU shall again be available for the purpose of the Plan. All RSUs issued under the Plan vest after three years, unless otherwise determined on the grant date by the Board of Directors. The Board of Directors has the discretion to settle the vested RSUs in cash or equity.

	RSUs	Weighted average fair
	Outstanding	value per RSU
	#	$
Balance at December 31, 2018	—	—
Granted	97,027	5.82
Balance at December 31, 2019	97,027	5.82

e)    Dividend

In November 2019, the Board of Directors declared a quarterly dividend of US$0.01 per common share payable on January 15, 2020 to shareholders of record as of the closure of business on December 31, 2019.